Other Information - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) Customer shares	Jun. 30, 2014 USD ($) Customer	Dec. 31, 2014 USD ($) shares
Schedule Of Other Information [Line Items]
Cash balances	$ 6,800		$ 6,800		$ 9,500
Income tax (expense) benefit	$ (15,581)	$ 16,658	$ (12,132)	$ 20,367
Effective tax rate	484.40%	37.90%	77.60%	33.30%
Pre-tax loss	$ 3,215	$ 44,064	$ 15,620	$ 61,192
Number of customers | Customer			3	2
Shares authorized | shares	1,002		1,002		1,002
Shares issued | shares	1,002		1,002		1,002
Shares outstanding | shares	1,002		1,002		1,002
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			10.00%	10.00%
AutoZone [Member]
Schedule Of Other Information [Line Items]
Receivable balances	$ 32,400		$ 32,400		$ 49,400
AutoZone [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			11.10%	15.70%
General Motors Company [Member]
Schedule Of Other Information [Line Items]
Receivable balances	21,600		$ 21,600		20,100
General Motors Company [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			18.60%	18.40%
Advance Stores Company, Inc [Member]
Schedule Of Other Information [Line Items]
Receivable balances	$ 15,200		$ 15,200		$ 7,900
Advance Stores Company, Inc [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			12.20%
Mexican Subsidiary [Member]
Schedule Of Other Information [Line Items]
Cash dividend distributed				$ 1,800
Spanish Subsidiary [Member]
Schedule Of Other Information [Line Items]
Cash dividend distributed			$ 2,400	$ 3,800